Income Taxes - Schedule of Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets [Abstract]
Allowance for credit losses	¥ 1,509	¥ 1,242
Impairment loss on long-lived assets and long-term prepaid expenses	17,978	18,601
Impairment loss on long-term investments		1,036
Accrued liabilities	1,705	2,155
Deductible temporary difference related to advertising expenses	6	2
Net operating loss carrying forwards	15,565	23,967
Total deferred tax assets	36,763	47,003
Less: valuation allowance	(36,763)	(47,003)	¥ (399,929)
Deferred tax assets, net